INCOME TAX EXPENSES - Per share effect of tax holidays (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX EXPENSES
Net income per share effect - basic	¥ 0.1	¥ 0.07	¥ 0.04
Net income per share effect - diluted	¥ 0.1	¥ 0.07	¥ 0.04